Commitments, Contingencies and Guarantees	3 Months Ended
Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees

13. Commitments, Contingencies and Guarantees

Litigation provision

Through the normal course of the Company’s business, the Company is subject to a number of litigation proceedings both brought against and brought by the Company. The Company maintains liabilities for losses from legal actions that are recorded when they are determined to be both probable in their occurrence and can be reasonably estimated. On this basis, we have recognized a provision of $553 as of March 31, 2024 and $2,200 as of December 31, 2023 related to certain litigation proceedings. The decrease in the provision is related to a settlement payment during the three months ended March 31, 2024. This amount is presented within “Accounts payable and other liabilities” in the Company’s unaudited condensed consolidated statements of financial position.

On December 10, 2021, a class action complaint, Lisa Wiley v Paysafe Limited was filed, naming among others the Company, our former Chief Executive Officer, and our former Chief Financial Officer, as defendants. The complaint asserts claims, purportedly brought on behalf of a class of shareholders, under Sections 10(b) of the Exchange Act, and Rule 10b-5 promulgated thereunder, and alleges that the Company and individual defendants made false and misleading statements to the market. In addition, the complaint asserts claims against the individual defendants, under Sections 20(a) of the Exchange Act, alleging that the individual defendants misled the public. On January 21, 2022, a related complaint was brought in the Southern District of New York, which named additional defendants. In May 2022, the securities cases were consolidated into a single matter now captioned In Re: Paysafe Ltd. Securities Litigation.

The complaints seek unspecified damages and an award of costs and expenses, including reasonable attorneys’ fees, on behalf of a purported class of purchasers of our ordinary shares between December 7, 2020, and November 10, 2021. The Company intends to vigorously defend against the foregoing complaints. At this time, the Company is unable to estimate the potential loss or range of loss, if any, associated with these lawsuits, which could be material.

The Company vigorously defends its position on all open cases. While the Company considers a material outflow for any one individual case, unlikely, it is noted that there is uncertainty over the final timing and amount of any potential settlements. Management believes the disposition of all claims currently pending, including potential losses from claims that may exceed the liabilities recorded, and claims for loss contingencies that are considered reasonably possible to occur, will not have a material effect, either individually or in the aggregate, on the Company's consolidated financial condition, results of operations or liquidity.

Financial guarantee contracts

Through services offered in our Merchant Solutions segment, the Company is exposed to potential losses from merchant-related liabilities, including chargebacks. A chargeback occurs when a dispute between a cardholder and a merchant, including a claim for non-delivery of the product or service by the merchant, is not resolved in favor of the merchant and the transaction is charged back to the merchant resulting in a refund of the purchase price to the cardholder. If the Company is unable to collect this chargeback amount from the merchant due to closure, bankruptcy or other reasons, the Company bears the loss for the refund paid to the cardholder. The risk of chargebacks is typically greater for those merchants that promise future delivery of goods and services rather than delivering goods or rendering services at the time of payment. The Company has recorded an accrual for current expected credit losses on financial guarantees as of March 31, 2024 and December 31, 2023 (See Note 6).

As of March 31, 2024 and December 31, 2023, $5,690 and $12,200, respectively, of cash held in reserve at a partner bank for certain merchant chargebacks, fees and other liabilities is presented within "Prepaid expenses and other current assets" in the Consolidated Statements of Financial Position. This reserve is restricted in use until it is replaced with a letter of credit or the related merchant agreement is terminated. During the three months ended March 31, 2024, $6,510 was returned to the Company upon obtaining a letter of credit. These cash flows are presented as an investing activity within the Consolidated Statements of Cash Flows.

Contingencies

Following an internal review of the disclosures in our terms and conditions of foreign exchange rates in our Digital Wallets business for the period January 2018 to August 2022, and pursuant to discussions with our regulator that were initiated by us and concluded in September 2022, we agreed to provide payments to certain customers. The accrual was $2,206 as at December 31, 2023 and was fully settled to customers during the three months ended March 31, 2024. There was no additional provision recorded for three months ended March 31, 2024 and the Company does not expect any additional liability or impact to our ongoing operating results in relation to this matter.

Leases

The Company has operating leases for offices, data centers, and corporate apartments. Leases have remaining lease terms of less than one year to ten years, some of which have the option to extend the lease term for an additional five years. Certain leases also include the option to terminate the lease within one year. We recognize lease extension and termination options that we are reasonably certain to exercise when determining the lease term used to establish our right-of-use assets and lease liabilities.

During the three months ended March 31, 2024, the Company entered into new lease agreements for office space in the United Kingdom and Austria and has recorded right of use assets of $8,513 and associated lease liabilities of $8,404 related to these agreements.

As of March 31, 2024, maturities of lease liabilities on an undiscounted cash flow basis were as follows:

Remainder 2024	$6,383
2025	7,836
2026	6,153
2027	4,830
2028	2,026
2029 and beyond	10,921
Total lease payments	38,149
Less: interest	(6,551)
Total lease liability	$31,598